Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 7 — Accounts receivable, net

As of September 30, 2025 and March 31, 2025, accounts receivables comprised of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Receivables from console game, gaming hardware, computer accessories and other multimedia products, and console game code	$29,251,368	$23,121,281
Receivables from game publishing	750,274	2,604,231
Receivables from advertising service	213,356	285,127
Less: Allowance for credit loss	(480,055)	(248,956)
Accounts receivable, net	$29,734,943	$25,761,683

Movement of credit loss for the six months ended September 30, 2025 and 2024 are as follows:

	September 30,	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$248,956	$325,457
Credit loss carried forward from acquisition of Ban Leong	164,672	-
Addition	62,635	12,482
Translation adjustment	3,792	3,825
Ending balance	$480,055	$341,854